Document and Entity Information Document	May 01, 2020
Cover [Abstract]
Trading Symbol	ALEX
Title of 12(b) Security	Common Stock, without par value
Security Exchange Name	NYSE
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	HI
Document Type	8-K
Entity Central Index Key	0001545654
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	May 01, 2020
Entity Registrant Name	ALEXANDER & BALDWIN, INC.
City Area Code	808)
Local Phone Number	525-6611
Entity File Number	001-35492
Entity Tax Identification Number	45-4849780
Entity Address, Address Line One	P. O. Box 3440,
Entity Address, City or Town	Honolulu,
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96801